NET INCOME (LOSS) PER SHARE (Details) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Preferred shares
NET INCOME (LOSS) PER SHARE
Shares on a weighted average basis are excluded from the calculation of diluted net loss per share			932,877,749
Non-vested share options
NET INCOME (LOSS) PER SHARE
Shares on a weighted average basis are excluded from the calculation of diluted net loss per share		41,217,159
Non-vested RSUs
NET INCOME (LOSS) PER SHARE
Shares on a weighted average basis are excluded from the calculation of diluted net loss per share	4,437,739	31,140
Non-vested restricted shares
NET INCOME (LOSS) PER SHARE
Shares on a weighted average basis are excluded from the calculation of diluted net loss per share	24,445,441